Condensed Consolidated Statement of Changes in Stockholders' Equity (Deficiency) - USD ($)		Total	Predecessor [Member]	Preferred Stock [Member]	Preferred Stock [Member] Predecessor [Member]		Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] Predecessor [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member] Predecessor [Member]	Common Stock [Member]	Common Stock [Member] Predecessor [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Predecessor [Member]	Retained Earnings [Member]	Retained Earnings [Member] Predecessor [Member]	Treasury Stock, Common [Member]
Balance at Dec. 31, 2020			$ (8,889,041)									$ 242		$ 35,923,373		$ (44,812,656)
Balance, shares at Dec. 31, 2020												24,167,257
Financial Designation, Predecessor and Successor [Fixed List]		Predecessor	Predecessor
Stock-based compensation:			$ 4,141,736											4,141,736
Net loss			(8,084,161)													(8,084,161)
Balance at Dec. 31, 2021			(12,831,466)									$ 242		40,065,109		(52,896,817)
Balance, shares at Dec. 31, 2021												24,167,257
Stock-based compensation:			1,941,746											1,941,746
Net loss			(3,748,495)													(3,748,495)
Issuance of preferred stock in private placement	[1]		393,301					$ 1						393,300
Issuance of preferred stock in private placement, shares	[1]							133,541
Balance at Mar. 31, 2022			(14,244,914)					$ 1				$ 242		42,400,155		(56,645,312)
Balance, shares at Mar. 31, 2022								133,541				24,167,257
Balance at Dec. 31, 2021			$ (12,831,466)									$ 242		40,065,109		(52,896,817)
Balance, shares at Dec. 31, 2021												24,167,257
Financial Designation, Predecessor and Successor [Fixed List]		Predecessor	Predecessor
Net loss			$ (9,445,325)
Balance at Sep. 30, 2022			(12,133,694)					$ 23				$ 242		50,208,183		(62,342,142)
Balance, shares at Sep. 30, 2022								2,253,056				24,167,257
Balance at Dec. 31, 2021			$ (12,831,466)									$ 242		40,065,109		(52,896,817)
Balance, shares at Dec. 31, 2021												24,167,257
Financial Designation, Predecessor and Successor [Fixed List]		Predecessor	Predecessor
Stock-based compensation:			$ 3,524,801											3,524,801
Net loss			(14,047,607)													(14,047,607)
Issuance of preferred stock in private placement	[2]		1,865,384		$ 6									1,865,378
Issuance of preferred stock in private placement, shares	[2]				625,639
Conversion of convertible notes payable and accrued interest into preferred stock	[3]		5,658,888		$ 18									5,658,870
Conversion of convertible notes payable and accrued interest into preferred stock, shares		2,940,537			1,802,193	[3]
Conversion of preferred stock into common stock					$ (24)							$ 64		(40)
Conversion of preferred stock into common stock, shares					(2,427,832)							6,406,210
Conversion of convertible notes payable into common stock	[4]		5,838,209									$ 29		5,838,180
Conversion of convertible notes payable into common stock, shares	[4]											2,940,537
Balance at Dec. 12, 2022		$ 99,681,682	(9,991,791)	$ 0	$ 0		$ 1	1	$ 1	1	$ 902	$ 335	$ 104,526,938	56,952,298	$ (4,846,160)	(66,944,424)
Balance, shares at Dec. 12, 2022							8,635		5,062		9,016,139	33,514,004
Balance at Dec. 31, 2021			(12,831,466)									$ 242		40,065,109		(52,896,817)
Balance, shares at Dec. 31, 2021												24,167,257
Financial Designation, Predecessor and Successor [Fixed List]		Successor
Balance at Dec. 31, 2022		$ 99,662,997					$ 1		$ 1		$ 902		104,583,271		(4,921,178)
Balance, shares at Dec. 31, 2022							8,635		5,062		9,016,139
Balance at Mar. 31, 2022			(14,244,914)					$ 1				$ 242		42,400,155		(56,645,312)
Balance, shares at Mar. 31, 2022								133,541				24,167,257
Stock-based compensation:			695,940											695,940
Net loss			(2,004,212)													(2,004,212)
Balance at Jun. 30, 2022			$ (15,553,186)					$ 1				$ 242		43,096,095		(58,649,524)
Balance, shares at Jun. 30, 2022								133,541				24,167,257
Financial Designation, Predecessor and Successor [Fixed List]		Predecessor	Predecessor
Stock-based compensation:			$ 494,022											494,022
Net loss			(3,692,618)													(3,692,618)
Issuance of preferred stock in private placement	[5]		959,200					$ 4						959,196
Issuance of preferred stock in private placement, shares	[5]							317,322
Conversion of convertible notes payable and accrued interest into preferred stock			5,658,888					$ 18						5,658,870
Conversion of convertible notes payable and accrued interest into preferred stock, shares								1,802,193
Balance at Sep. 30, 2022			(12,133,694)					$ 23				$ 242		50,208,183		(62,342,142)
Balance, shares at Sep. 30, 2022								2,253,056				24,167,257
Balance at Dec. 12, 2022		$ 99,681,682	$ (9,991,791)	0	$ 0		$ 1	$ 1	$ 1	$ 1	$ 902	$ 335	104,526,938	$ 56,952,298	(4,846,160)	$ (66,944,424)
Balance, shares at Dec. 12, 2022							8,635		5,062		9,016,139	33,514,004
Financial Designation, Predecessor and Successor [Fixed List]		Successor
Stock-based compensation:		$ 56,333											56,333
Net loss		(75,018)													(75,018)
Balance at Dec. 31, 2022		99,662,997					$ 1		$ 1		$ 902		104,583,271		(4,921,178)
Balance, shares at Dec. 31, 2022							8,635		5,062		9,016,139
Stock-based compensation:		287,461											287,461
Net loss		(3,543,950)													(3,543,950)
Reclassification of formerly redeemable common stock		331,331									$ 7		331,324
Reclassification of formerly redeemable common stock, shares											65,783
Issuance of common stock pursuant to vendor agreements		395,200									$ 13		395,187
Issuance of common stock pursuant to vendor agreements, shares											130,000
Registration costs associated with preferred stock issuance		(34,674)											(34,674)
Balance at Mar. 31, 2023		97,098,365					$ 1		$ 1		$ 922		105,562,569		(8,465,128)
Balance, shares at Mar. 31, 2023							8,635		5,062		9,211,922
Balance at Dec. 31, 2022		$ 99,662,997					$ 1		$ 1		$ 902		104,583,271		(4,921,178)
Balance, shares at Dec. 31, 2022							8,635		5,062		9,016,139
Financial Designation, Predecessor and Successor [Fixed List]		Successor
Net loss		$ (84,959,446)
Balance at Sep. 30, 2023		19,703,659							$ 1		$ 4,353		109,587,097		(89,880,624)		$ (7,168)
Balance, shares at Sep. 30, 2023							50		5,062		43,517,560						(2,159)
Balance at Mar. 31, 2023		97,098,365					$ 1		$ 1		$ 922		105,562,569		(8,465,128)
Balance, shares at Mar. 31, 2023							8,635		5,062		9,211,922
Stock-based compensation:		365,742											365,742
Net loss		(78,513,093)													(78,513,093)
Issuance of common stock pursuant to vendor agreements		210,000									$ 38		209,962
Issuance of common stock pursuant to vendor agreements, shares											380,000
Registered offering of common stock	[6]	9,831,019									$ 1,102		9,829,917
Registered offering of common stock , shares	[6]										11,015,500
Redemption of Series A Preferred Stock		(10,080,001)					$ (1)						(10,080,000)
Redemption of series A preferred stock , shares							(8,400)
Conversion of Series A Preferred Stock into common stock											$ 2		(2)
Conversion of series A preferred stock into common stock , shares							(35)				17,500
Shares issued as consideration for extension of lock-up period		1,156,778									$ 304		1,156,474
Shares issued as consideration for extension of lock-up period, shares											3,044,152
Treasury stock acquired, at cost		(7,168)															$ (7,168)
Treasury stock acquired at cost , shares																	(2,159)
Balance at Jun. 30, 2023		$ 20,061,642							$ 1		$ 2,368		107,044,662		(86,978,221)		$ (7,168)
Balance, shares at Jun. 30, 2023							200		5,062		23,669,074						(2,159)
Financial Designation, Predecessor and Successor [Fixed List]		Successor
Stock-based compensation:		$ 243,045											243,045
Net loss		(2,902,403)													(2,902,403)
Registered offering of common stock	[7]	1,575,938									$ 326		1,575,612
Registered offering of common stock , shares	[7]										3,256,060
Redemption of Series A Preferred Stock		(215,048)											(215,048)
Redemption of series A preferred stock , shares							(150)
Warrant modification		181,891											181,891
Exercise of pre-funded warrants		947									$ 947
Exercise of pre-funded warrants, shares											9,471,213
Warrant inducement offer - exercise proceeds	[8]	757,647									$ 713		756,935
Warrant inducement offer - exercise proceeds, shares	[8]										7,121,213
Balance at Sep. 30, 2023		$ 19,703,659							$ 1		$ 4,353		$ 109,587,097		$ (89,880,624)		$ (7,168)
Balance, shares at Sep. 30, 2023							50		5,062		43,517,560						(2,159)

[1]	Includes gross proceeds of $419,320 less issuance costs of $26,019
[2]	Includes gross proceeds of $1,964,524 less issuance costs of $99,140
[3]	Includes principal of $5,230,000 and accrued interest of $428,888
[4]	Includes principal of $3,961,000, accrued interest of $709,608 and derivative liability of $1,167,601
[5]	Includes gross proceeds of $996,400 less issuance costs of $37,200
[6]	Includes gross proceeds of $11,015,500 less issuance costs of $1,184,482
[7]	Includes gross proceeds of $2,099,053 less issuance costs of $523,115
[8]	Includes gross proceeds of $966,349 less issuance costs of $208,702